SCHEDULE OF REORGANIZATION ITEMS, NET (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Professional fees		$ (149,690)		$ (149,690)	$ (476,652)
Write-off of derivative liability		4,375,231		4,375,231	4,375,231
Default interest and penalties		(864,125)		(864,125)	(864,125)
Exchange of common stock for allowable claims					(3,047,417)
Exchange of secured convertible debt for allowable claims					(1,488,172)
Unamortized debt discount on convertible notes				(2,580,110)	(2,580,110)
Total reorganization items, net		$ 3,361,416		$ 781,306	$ (4,081,245)	$ (4,081,245)